Preferred shares and share capital - Schedule of Preferred Shares Outstanding (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Preferred shares, authorized		150,000,000
Shares Issued		0
Seaspan [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		150,000,000	150,000,000
Shares Issued		33,335,570	33,272,706
Seaspan [Member] | Series A Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		315,000
Shares Issued		0
Dividend rate per annum		0.00%
Liquidation preference			$ 0
Seaspan [Member] | Series B Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		260,000
Shares Issued		0
Dividend rate per annum		0.00%
Liquidation preference			0
Seaspan [Member] | Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		40,000,000
Shares Issued		0
Dividend rate per annum		0.00%
Liquidation preference			0
Seaspan [Member] | Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		20,000,000
Shares Issued		5,093,728
Dividend rate per annum		7.95%
Redemption by Company permitted on or after		Jan. 30, 2018
Liquidation preference		$ 127,300	175,400
Seaspan [Member] | Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		15,000,000
Shares Issued		5,415,937
Dividend rate per annum		8.25%
Redemption by Company permitted on or after		Feb. 13, 2019
Liquidation preference		$ 135,400	135,400
Seaspan [Member] | Series F Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		20,000,000
Seaspan [Member] | Series G Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		15,000,000
Shares Issued		7,800,800
Dividend rate per annum		8.20%
Redemption by Company permitted on or after		Jun. 16, 2021
Liquidation preference		$ 195,000	195,000
Seaspan [Member] | Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		15,000,000
Shares Issued		9,025,105
Dividend rate per annum		7.875%
Redemption by Company permitted on or after		Aug. 11, 2021
Liquidation preference		$ 225,600	225,600
Seaspan [Member] | Series I Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		6,000,000
Shares Issued	6,000,000	6,000,000
Dividend rate per annum	8.00%	8.00%
Redemption by Company permitted on or after		Oct. 30, 2023
Liquidation preference		$ 150,000	150,000
Seaspan [Member] | Series R Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		1,000,000
Shares Issued		0
Dividend rate per annum		0.00%
Liquidation preference			$ 0